Cash Generated from Operations	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Cash Generated from Operations
3 3 .	Cash Generated from Operations
Cash flows from operating activities for the years ended December 31, 2020, 2021 and 2022, are as follows:

(in millions of Korean won)	2020		2021		2022
1. Profit for the year	￦	746,256	￦	1,459,395		1,385,635
2. Adjustments to reconcile net income
Income tax expense		285,349		519,016		505,757
Interest income 1		(291,425)		(300,900)		(340,794)
Interest expense 1		265,035		268,847		320,914
Dividends income 2		(4,442)		(21,525)		(14,121)
Depreciation		2,635,307		2,643,894		2,687,191
Amortization of intangible assets		628,154		604,744		627,261
Depreciation of right-of-use assets		404,174		398,716		396,214
Provision for severance benefits		255,615		253,491		240,506
Impairment losses on trade receivables		139,957		105,344		132,102
Share of net profit or loss of associates and joint ventures		(18,041)		(116,061)		16,821
Loss(gain) on disposal of associates and joint ventures		111		1		(38,024)
Loss(gain) on the disposal of subsidiaries		—		13,483		(216,591)
Loss(gain) on disposal of right-of-use assets		2,047		8,319		(978)
Impairment losses on assets held for sale		—		11		—
Impairment loss on property and equipment and investment in properties		—		2,115		16,094
Loss on disposal of property and equipment and investment in properties 3		55,590		17,410		(66,317)
Loss on disposal of intangible assets		246		2,159		6,393
Loss on impairment of intangible assets		211,637		3,747		30,674
Loss(gain) on foreign currency translation		(138,011)		180,921		157,017
Loss(gain) on valuation and settlement of derivatives, net		155,600		(235,130)		(205,381)
Loss on disposal of financial assets at fair value through profit or loss		(29,974)		(29,974)		(2,347)
Loss(Gain) on valuation of financial assets at fair value through profit or loss		(64,660)		(64,660)		44,833
Loss(gain) on disposal of financial assets at amortized cost 4		(138)		(35)		3
Others		127,949		84,625		(49,891)
3. Change in operating assets and liabilities, net of effects from purchase of controlled entity and sale of engineering division
Decrease(increase) in trade receivables		66,462		327,031		(43,787)
Decrease( i ncrease) in other receivables		685,209		(328,610)		(1,598,216)
Decrease(increase) in other current assets		9,089		(89,230)		(101,947)
Decrease(increase) in other non-current assets		(86,039)		(143,087)		(120,054)
Decrease(increase) in inventories		288,507		32,798		(179,255)
Increase(decrease) in trade payables		(135,760)		289,044		(368,355)
Increase(decrease) in other payables		(1,232,646)		207,583		1,103,113
Increase(decrease) in other current liabilities		127,076		107,993		(30,375)
Decrease in other non-current liabilities		(56,319)		(14,915)		(1,015)
Increase(decrease) in provisions		2,264		(4,668)		(22,115)
Increase (decrease ) in deferred revenue		(1,948)		3,696		(384)
Increase in plan assets		(136,336)		(114,631)		(90,771)
Payment of post-employment benefits		(186,520)		(241,350)		(343,931)

4. Cash generated from operations (1+2+3)	￦	4,745,293	￦	5,829,607	￦	3,835,879

1	BC Card CO., Ltd. and other subsidiaries of the Group recognize interest income and expense as operating revenue and expense, respectively, including interest income of

￦
68,869 million (2021:
￦
27,440 million) and interest expense of
￦
27,060 million that are recognized as operating revenue and expense, respectively, for the year ended December 31, 2022 (2021:
￦
5,458 million).

2
BC Card Co., Ltd. Recognized dividend income as operating revenue, including dividend income of
￦
2,299 million that is recognized as operating revenue for the year ended December 31, 2022 (2021:
￦
1,340 million).

3
KT Estate Inc. recognized gain and loss on disposal of investment properties as operating revenue and expense, respectively, including gain on disposal of investment properties of
￦
 95,129 million that is recognized as operating revenue for the year ended December 31, 2022.

4
KT Investment CO., Ltd. and other subsidiaries of the Group recognized gain and loss on valuation of financial assets at fair value through profit or loss as operating revenue and expense, respectively, including loss on valuation of financial assets at fair value through profit or loss of
￦
7,859 million that is recognized as operating expense for the year ended December 31, 2022.

The Group made agreements with securitization specialty companies and disposed of its trade receivables related to handset sales (Note 20). Cash flows from the disposals are presented in cash generated from operations.
Significant transactions not affecting cash flows for the years ended December 31, 2020, 2021 and 2022, are as follows:

( i n millions of Korean won)	2020		2021		2022
Reclassification of the current portion of borrowings	￦	1,229,359	￦	1,303,543	￦	1,004,818
Reclassification of construction-in-progress to property and equipment		3,011,519		2,916,888		3,167,965
Reclassification of accounts payable from property and equipment		22,052		(149,512)		(7,055)
Reclassification of accounts payable from intangible assets		(345,675)		524,040		(197,389)
Reclassification of payable from defined benefit liabilities		72,346		69,415		(32,417)
Reclassification of payable from plan assets		66,046		(60,320)		28,532
Disposal of treasury stock related to acquisition of financial assets		—		—		747,161
Acquisition of financial assets related to disposal of a subsidiary		—		—		250,000